UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Income Research & Management
Address: 100 Federal Street, 31st Floor
         Boston, MA  02110

13F File Number:  028-10329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Kizik
Title:     CCO
Phone:     (617) 330-9333

Signature, Place, and Date of Signing:

   /s/  Richard Kizik     Boston, MA     April 12, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $692,531 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     NOTE 4.250% 6/0  01741RAD4    14977     9030 PRN      SOLE                     9030        0     9030
ALZA CORP                      SDCV 7/2         02261WAB5     6575     6985 PRN      SOLE                     6985        0     6985
AMGEN INC                      NOTE 0.375% 2/0  031162AQ3    29436    29280 PRN      SOLE                    29280        0    29280
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2    28860    27270 PRN      SOLE                    27270        0    27270
BANK OF AMERICA CORPORATION    7.25%CNV PFD L   060505682     6561     6545 SH       SOLE                     6545        0     6545
BOSTON PPTYS LTD PARTNERSHIP   NOTE 2.875% 2/1  10112RAK0   126484   124816 PRN      SOLE                   124816        0   124816
COSTCO COMPANIES INC           NOTE 8/1         22160QAC6     5315     2881 PRN      SOLE                     2881        0     2881
CSX CORP                       DBCV 10/3        126408GA5     6375     2315 PRN      SOLE                     2315        0     2315
DANAHER CORP DEL               NOTE 1/2         235851AF9    15326     9960 PRN      SOLE                     9960        0     9960
DOMINION RES INC VA NEW        NOTE 2.125%12/1  25746UAT6    19760    14283 PRN      SOLE                    14283        0    14283
E M C CORP MASS                NOTE 1.750%12/0  268648AK8    38990    22732 PRN      SOLE                    22732        0    22732
ERP OPER LTD PARTNERSHIP       NOTE 3.850% 8/1  26884AAV5    25157    24230 PRN      SOLE                    24230        0    24230
GOLDCORP INC NEW               NOTE 2.000% 8/0  380956AB8    15042    11930 PRN      SOLE                    11930        0    11930
INTEL CORP                     SDCV 2.950%12/1  458140AD2    29639    28635 PRN      SOLE                    28635        0    28635
JEFFERIES GROUP INC NEW        DBCV 3.875%11/0  472319AG7    11313    11240 PRN      SOLE                    11240        0    11240
MEDTRONIC INC                  NOTE 1.625% 4/1  585055AM8    28951    28219 PRN      SOLE                    28219        0    28219
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8    12592    11365 PRN      SOLE                    11365        0    11365
NASDAQ OMX GROUP INC           NOTE 2.500% 8/1  631103AA6    70009    69097 PRN      SOLE                    69097        0    69097
NEWMONT MINING CORP            NOTE 1.625% 7/1  651639AJ5    22952    16970 PRN      SOLE                    16970        0    16970
NEWMONT MINING CORP            NOTE 3.000% 2/1  651639AK2     6126     4955 PRN      SOLE                     4955        0     4955
OLD REP INTL CORP              NOTE 3.750% 3/1  680223AH7    11019    11000 PRN      SOLE                    11000        0    11000
PROLOGIS                       NOTE 1.875%11/1  74340XAR2     8674     8785 PRN      SOLE                     8785        0     8785
PROLOGIS                       NOTE 3.250% 3/1  74340XAT8     8765     7600 PRN      SOLE                     7600        0     7600
SYMANTEC CORP                  NOTE 1.000% 6/1  871503AF5     8824     7260 PRN      SOLE                     7260        0     7260
TEVA PHARMACEUTICAL FIN LLC    DBCV 0.250% 2/0  88163VAE9    16033    14350 PRN      SOLE                    14350        0    14350
TEXTRON INC                    NOTE 4.500% 5/0  883203BN0    15517     8270 PRN      SOLE                     8270        0     8270
TRANSOCEAN INC                 NOTE 1.500%12/1  893830AV1    69155    69195 PRN      SOLE                    69195        0    69195
US BANCORP DEL                 DBCV 9/2         902973AQ9     4875     4909 PRN      SOLE                     4909        0     4909
VORNADO RLTY L P               DEB 3.875% 4/1   929043AC1     5042     4435 PRN      SOLE                     4435        0     4435
VORNADO RLTY L P               DBCV 3.625%11/1  929043AE7    13232    13090 PRN      SOLE                    13090        0    13090
WELLS FARGO & CO NEW           PERP PFD CNV A   949746804    10955    10335 SH       SOLE                    10335        0    10335
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